UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington,
D.C. 20549





FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT PURSUANT TO
SECTION 1SG OF THE SECURITIES EXCHANGE ACT OF
1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
    X   Rule I 5Ga-1 under the Exchange Act (17 CFR 240. 15Ga-1)
for the reporting period:

April 1, 2012 To June 30, 2012

Date of Report (Date of earliest event reported): June 30, 2012

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001550023

Name and telephone number, including area code, of the person to contact in connection with this filing: Taige P. Thornton, 651-290-
8784

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c)(1) []

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of
1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
/s/ Taige P. Thornton
President and CEO, Northstar Capital Markets Services, Inc.
Under authority of Master Servicing Agreement dtd, August 27,
2010

Date: August 6, 2012